Securities purchased under agreements to resell (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Securities Purchased Under Agreements To Resell Table [Text Block]
(In thousands)	2011	2010
Repledged	$274,829	$171,833
Not repledged	8,608	11,495
Total	$283,437	$183,328